Capital Surplus (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Capital Surplus
Noncontrolling Interest, Period Increase (Decrease)	¥ 8,667	¥ 193,880